LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Loss Per Share
The following table sets forth the computation of the Company`s basic and diluted net loss per ordinary share:

	For the year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6

Net loss	10,589	9,771	8,826
Shares used in computing net loss per ordinary share, basic and diluted (in thousands)	4,058	1,455	1,208
Net loss per ordinary share, basic and diluted	2.61	6.72	7.31

Schedule of Anti-Dilutive Securities
Instruments that may potentially dilute the basic loss per share in the future, but were not included in the calculation of diluted loss per share, since their effect is anti-dilutive.

	For the year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	(number)
Warrants and share options	3,457	914	849
	7,515	2,369	2,057